Related Party Transactions (Details) - Schedule of due to related parties - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions (Details) - Schedule of due to related parties [Line Items]
Due to related parties	$ 42,021	$ 39,387
Rongbing Cui [Member]
Related Party Transactions (Details) - Schedule of due to related parties [Line Items]
Due to related parties	10,724	10,046
Rongfeng Cui [Member]
Related Party Transactions (Details) - Schedule of due to related parties [Line Items]
Due to related parties	$ 31,297	$ 29,341